Financial Instruments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
USD [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
Euros [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
USD Against EUR [Member]
Disclosure of foreign exchange rates [Line Items]
Depreciation	10.00%	10.00%
Euro Against USD [Member]
Disclosure of foreign exchange rates [Line Items]
Depreciation	10.00%	10.00%
Other Investments [Member]
Disclosure of foreign exchange rates [Line Items]
Debt Instrument Basis Points	1.00%	1.00%